                               John Hancock Funds

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                              STRATEGIC INCOME FUND

                              SEMI - ANNUAL REPORT

                                November 30, 1995

                               CHAIRMAN'S MESSAGE

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                    Chairman
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                                 Gail D. Fosler*
                                  Bayard Henry*
                               Richard S. Scipione
                               Edward J. Spellman*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                   Vice-Chairman and Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
               Senior Vice President and Chief Financial Officer
                                 Susan S. Newton
           Vice President, Assistant Secretary and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                      John Hancock Investor Services Corp.
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

         Investors around the world have been watching Wall Street in awe for the better part of 1995. Through November, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by 32%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

         On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

         We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

         Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

         Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                            BY FREDERICK CAVANAUGH,
                  SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

                       JOHN HANCOCK STRATEGIC INCOME FUND

                         U.S. BONDS CONTINUE TO RALLY;
                 FOREIGN BONDS HOLD OPPORTUNITY FOR THE FUTURE

         Falling U.S. interest rates and moderating global economic growth provided a favorable climate for bonds over the past six months. From May through November, U.S. interest rates continued their year-long decline which ultimately helped to boost the prices of corporate and government bonds alike. Overseas, many foreign bond markets moved higher based on sluggish economic growth, declining inflation and the expectation for cuts in short-term interest rates.

         For the six-month period ended November 30, 1995, John Hancock Strategic Income Fund's Class A and B shares posted total returns of 7.30% and 6.93%, respectively, at net asset value. Both classes outpaced the average general bond fund's total return of 5.58%, according to Lipper Analytical Services.(1)

         The Fund seeks to attain a high level of current income, with relative price stability, through a flexible investment strategy that allows us to invest across three bond categories -- higher-yielding, lower rated corporate bonds, foreign bonds and U.S. government securities. That level of diversity helps the Fund in its efforts to maximize income and manage interest rate, credit and currency risk.

HIGH-YIELD SECTOR STRONG

Throughout the period, we kept our stake in high-yield bonds relatively steady at 42%. This

[A 2 1/4" x 3" photo of Frederick Cavanaugh, bottom right. Caption reads:
"Frederick Cavanaugh, Portfolio Manager."]

                                   [CAPTION]
         "FALLING U.S. INTEREST RATES AND MODERATING GLOBAL ECONOMIC GROWTH PROVIDED A FAVORABLE CLIMATE"

                   John Hancock Funds - Strategic Income Fund

[A pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into four sections. Going from top left to right:
Foreign Bonds 37%, US Treasury & Government Agency Bonds 9%, High-Yield, US Corporate Bonds 42%, Short-Term Investments & Other 12%. A footnote states: "As a percentage of net assets on November 30, 1995."]

market offered the best opportunities to add income to the Fund. Supply and demand fundamentals for high-yield bonds remained very favorable. Demand was strong as yield-hungry investors moved toward the high-yield market in the face of declining yields on U.S. government securities. Meanwhile, the supply of new issues was light and at the same time, many investors held onto the high-yield bonds they already owned for their added yield. The result of tighter supply and healthy demand was rising prices. However, the high-yield market experienced an increase in its default rate toward the end of the period. As those events unfolded, investors tended to move toward higher-quality bonds in an effort to upgrade the credit quality of their portfolios.

  Several of our high-yield bonds performed extremely well during this period. Jet Equipment Trust, the leasing and financing arm of United Airlines, rose about 9% during the period in part due to the strengthening airline industry. Mohegan Tribal Gaming, which is constructing a casino in Connecticut, and Showboat, an Atlantic City-based gaming facility, also did quite well.

  The Fund also has the flexibility to buy stocks on a case-by-case basis as we believe market conditions warrant. We took advantage of that flexibility to buy Northwest Airlines stock, and it proved to be one of our best performers during the period. We've held bonds issued by Northwest for some time and they have been good performers. So we capitalized on our knowledge of Northwest and that success by augmenting our bond holdings with the purchase of the company's stock. The stock rose to $50 a share at the end of the period, from $28 when we bought it in May. Concessions on the part of its labor unions helped reduce Northwest's cost structure, making it one of the lowest cost operators in the industry.

FOREIGN BONDS: EMPHASIS ON QUALITY

We continued to emphasize investments in high-quality bonds from established markets like Canada, Denmark, the U.K., Australia and Norway. In our view, these markets could benefit from interest rate declines next year. We sought individual bonds that offered the potential for capital appreciation from improving fundamentals as well as interest rate declines. For instance, the quickly growing cable television industry in the U.K. makes companies including Bell Cablemedia, Telewest and Diamond Cable attractive.

  During the period, we steadily increased our hedges against currency fluctuations on

[Table entitled "Scorecard" at bottom left hand column. The header for the left column is "Investment" the header for the right column is "Recent performance...and what's behind the numbers." The first listing is "Jet Equipment Trust " followed by an up arrow and the phrase "Airline leasing industry strengthens". The second listing is "Showboat" followed by an up arrow and the phrase "Steady Atlantic City revenues". The third listing is "Dan River" followed by a down arrow and the phrase "Weakness in household textiles". Footnote below reads: "See '"Schedule of Investments." Investment holdings are subject to change."]

                                   [CAPTION]
         "...WE KEPT OUR STAKE IN HIGH-YIELD BONDS RELATIVELY STEADY..."

                   John Hancock Funds - Strategic Income Fund

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote "For the six months ended November 30, 1995." The chart is scaled in increments of 2% from top to bottom with 8% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 7.30% total return for John Hancock Strategic Income Fund, Class A. The second represents the 6.93% total return for John Hancock Strategic Income Fund, Class B. The third represents the 5.58% total return for the average general bond fund. Footnote below reads: "Total returns for John Hancock Strategic Income Fund are at net asset value with all distributions reinvested. The average general bond fund is tracked by Lipper Analytical Services. (1) See following page for historical performance information.]

foreign-denominated bonds. That's because the rising U.S. dollar would have eroded the value of our foreign holdings without the hedge. That strategy is not intended to shoot for gains tied to currency swings. Rather, our goal is to add value on the bond side and to minimize the Fund's share price volatility.

         At the end of the period, we began to add to our holdings in emerging markets. In our view, the key to success in these markets is to identify those with political, economic, fiscal and currency stability. We think those markets can provide attractive returns to bond holders over the long term. So we've added holdings in Brazil, South Africa and Indonesia. During a brief period of currency stability, we bought some short-term Mexican bonds, but did not roll them over at maturity because of a new round of peso instability late in the period. Going forward, Mexico and other Latin American markets could offer some attractive values if their respective currencies stabilize.

U.S. TREASURIES CONTINUE TO RALLY

For the last 12 months, U.S. Treasuries have rallied, fueled by falling interest rates, low inflation and moderating economic growth. We kept our Treasury holdings to between 7 and 11 percent of net assets during the period because Treasury yields, which fell as interest rates did, were insufficient to maintain our desired level of income. We looked for other higher yielding opportunities in the high-yield corporate and the foreign markets.

FOREIGN MARKETS MAY OFFER BEST OPPORTUNITIES

We're cautiously optimistic about the high yield market going forward. In our view, the U.S. economy will continue to grow in 1996, but at a slower pace than we've seen this year. A slower growing economy may curtail the recent strong performance of some high yield bonds. So we'll try to avoid issues susceptible to falling revenues and cash flows and concentrate on buying higher-quality companies. However, the supply and demand factors for high-yield bonds should remain favorable and support the market for the first half of the year. Meanwhile, we'll be looking for opportunities in foreign markets where there's a reasonable chance that interest rates will decline. If that happens, we'll most likely pare our high-yield holdings and put more money to work in foreign bonds, leaving our Treasury allocation unchanged.

--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

    This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed on this report. Of course, the manager's views are subject to change as market and other conditions warrant.

                                   [CAPTION]
         "...WE'LL BE LOOKING FOR OPPORTUNITIES IN FOREIGN MARKETS..."

                              A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Strategic Income Fund. Total return is a performance measure that equals the sum of all dividends and capital gains, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's average net assets. Performance figures include the maximum applicable sales charge of 4.50% for Class A shares. Different sales charge schedules for Class A shares were in effect prior to September 28, 1989 and are not reflected in the performance information. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see the prospectus for a discussion of risks associated with international investing and high-yield bonds.

Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.

                            CUMULATIVE TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995
                                                  ONE     FIVE       LIFE OF
                                                  YEAR    YEARS       FUND
                                                  ----    -----       ----
 John Hancock Strategic Income Fund: Class A      8.92%    72.74%     86.15%(1)

 John Hancock Strategic Income Fund: Class B      8.34%     8.54%(2)    N/A

                          AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                  ONE     FIVE       LIFE OF
                                                  YEAR    YEARS       FUND
                                                  ----    -----       ----
 John Hancock Strategic Income Fund: Class A      8.92%   11.55%      7.05%(1)

 John Hancock Strategic Income Fund: Class B      8.34%    4.20%(2)    N/A

                                     YIELDS
As of November 30, 1995
                                                                    SEC 30-DAY
                                                                      YIELD
                                                                      -----
 John Hancock Strategic Income Fund: Class A                          7.58%
 John Hancock Strategic Income Fund: Class B                          7.22%

                              NOTES TO PERFORMANCE

(1) Class A shares started on August 19, 1986.
(2) Class B shares started on October 4, 1993.

                    WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Strategic Income Fund would be worth on November 30, 1995, assuming you had invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Government/Corporate Bond Index -- an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

Strategic Income Fund
Class A shares

Line chart with the heading Strategic Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Lehman Government/Corporate Bond Index and is equal to $22,366 as of November 30, 1995. The second line represents the value of the hypothetical $10,000 investment made in the Strategic Income Fund on August 19, 1986, before sales charge, and is equal to $20,188 as of November 30, 1995. The third line represents the Strategic Income Fund after sales charge and is equal to $19,282 as of November 30, 1995.

Strategic Income Fund
Class B shares

Line chart with the heading Strategic Income Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Strategic Income Fund on October 4, 1993, before contingent deferred sales charge, and is equal to $11,639 as of November 30, 1995. The second line represents the Strategic Income Fund after contingent deferred sales charge and is equal to $11,340 as of November 30, 1995. The third line represents the value of the Lehman Government/Corporate Bond Index and is equal to $11,306 as of November 30, 1995

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
    Bonds (cost - $426,283,470) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $434,730,753
    Common and preferred stocks and warrants (cost - $28,287,201) . . . . . . . . . . . . . . .     35,749,700
    Joint repurchase agreement  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,002,000
    Corporate savings account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,960
                                                                                                  ------------
                                                                                                   490,508,413

  Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,929,961
  Receivable for shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      768,474
  Receivable for investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,417,313
  Receivable for forward foreign currency exchange contracts sold - Note A  . . . . . . . . . . .    1,356,600
  Receivable for futures variation margin - Note A  . . . . . . . . . . . . . . . . . . . . . . .      271,875
  Interest receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11,747,779
  Dividends receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       58,906
  Foreign tax receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      397,301
                                                                                                  ------------
                  Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  513,456,622
                  --------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for shares repurchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       90,647
  Payable for investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,798,325
  Dividend payable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      124,111
  Payable to John Hancock Advisers, Inc. and affiliates - Note B  . . . . . . . . . . . . . . . .      181,570
  Accounts payable and accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      315,991
                                                                                                  ------------
                  Total Liabilities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,510,644
                  --------------------------------------------------------------------------------------------

NET ASSETS:
Capital paid-in . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    532,687,030
Accumulated net realized loss on investments, foreign currency transactions,
and financial futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (37,570,833)
Net unrealized appreciation of investments, foreign currency transactions
and financial futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,665,400
Distributions in excess of net investment income  . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                   ( 3,835,619)
                                                                                                  ------------
                  Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $508,945,978
                  ============================================================================================

NET ASSET VALUE PER SHARE:

                  (Based on net asset values and shares of beneficial interest outstanding -
                  unlimited number of shares authorized with no par value, respectively)
                  Class A - $349,781,747/47,778,840   . . . . . . . . . . . . . . . . . . . . .   $       7.32
                  ============================================================================================
                  Class B - $159,164,231/21,743,457   . . . . . . . . . . . . . . . . . . . . .   $       7.32
                  ============================================================================================

MAXIMUM OFFERING PRICE PER SHARE*

                  Class A - ($7.32 x 104.71%)   . . . . . . . . . . . . . . . . . . . . . . . .   $       7.66
                  ============================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON NOVEMBER 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)
------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $25,983)  . . . . . . . . . . . . . . . . . . . .  $24,166,785
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      960,089
                                                                                                   -----------
                                                                                                    25,126,874
                                                                                                   -----------
  Expenses:
    Investment management fee - Note B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,098,194
    Distribution/service fee - Note B
      Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      506,397
      Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      713,890
    Transfer agent fee - Note B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      440,033
    Custodian fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      104,003
    Registration and filing fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,296
    Auditing fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,548
    Printing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,445
    Trustees' fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,085
    Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,246
    Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,312
                                                                                                   -----------
                  Total Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,964,449
                  --------------------------------------------------------------------------------------------
                  Net Investment Income   . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22,162,425
                  --------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FINANCIAL FUTURES CONTRACTS
  Net realized loss on investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (517,235)
  Net realized gain on financial futures contracts  . . . . . . . . . . . . . . . . . . . . . . .    2,610,475
  Net realized gain on foreign currency transactions  . . . . . . . . . . . . . . . . . . . . . .      421,352
  Change in net unrealized appreciation/depreciation of investments . . . . . . . . . . . . . . .    6,411,096
  Change in net unrealized appreciation/depreciation of financial futures contracts . . . . . . .      440,625
  Change in net unrealized appreciation/depreciation of foreign currency transactions . . . . . .    2,400,182
                                                                                                   -----------
                  Net Realized and Unrealized Gain on Investments,
                  Foreign Currency Transactions and Financial Futures Contracts   . . . . . . . .   11,766,495
                  --------------------------------------------------------------------------------------------
                  Net Increase in Net Assets Resulting from Operations  . . . . . . . . . . . .    $33,928,920
                  ============================================================================================


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED
                                                                                    NOVEMBER 30, 1995     YEAR ENDED
                                                                                       (UNAUDITED)       MAY 31, 1995
                                                                                    -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 22,162,425        $ 39,282,084
  Net realized gain (loss) on investments sold,
    foreign currency transactions and financial futures contracts . . . . . . . . .       2,514,592         (28,439,885)
  Change in net unrealized appreciation/depreciation of investments,
    foreign currency transactions and financial futures contracts . . . . . . . . .       9,251,903          27,919,122
                                                                                       ------------        ------------
    Net Increase in Net Assets Resulting from Operations  . . . . . . . . . . . . .      33,928,920          38,761,321
                                                                                       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
    Class A - ($0.3770 and $0.5563 per share, respectively) . . . . . . . . . . . .     (15,918,514)        (26,071,776)
    Class B - ($0.3495 and $0.5151 per share, respectively) . . . . . . . . . . . .      (6,244,308)         (7,895,442)
  Distributions from capital paid-in
    Class A - (none and $0.0870 per share, respectively)  . . . . . . . . . . . . .           -              (4,079,463)
    Class B - (none and $0.0806 per share, respectively)  . . . . . . . . . . . . .           -              (1,235,403)
                                                                                       ------------        ------------
      Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . .     (22,162,822)        (39,282,084)
                                                                                       ------------        ------------
FROM FUND SHARE TRANSACTIONS -- NET*  . . . . . . . . . . . . . . . . . . . . . . .      34,777,194          49,971,675
                                                                                       ------------        ------------
NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     462,402,686         412,951,774
                                                                                       ------------        ------------
  End of period (including distributions in excess of net investment
    income of $3,835,619 and $3,835,222, respectively)  . . . . . . . . . . . . . .    $508,945,978        $462,402,686
                                                                                       ============        ============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                        SIX MONTHS ENDED
                                                                        NOVEMBER 30, 1995                YEAR ENDED
                                                                           (UNAUDITED)                  MAY 31, 1995
                                                                     -------------------------     -----------------------
                                                                        SHARES         AMOUNT         SHARES          AMOUNT
                                                                     -----------    -----------    ------------    ------------
CLASS A
  Shares sold . . . . . . . . . . . . . . . . . . . . . . . .          4,978,703    $35,901,660       8,980,711    $ 62,660,103
  Shares issued to shareholders in
    reinvestment of distributions . . . . . . . . . . . . . .          1,470,438     10,597,458       2,633,453      18,333,201
                                                                     -----------    -----------    ------------    ------------
                                                                       6,449,141     46,499,118      11,614,164      80,993,304
  Less shares repurchased . . . . . . . . . . . . . . . . . .         (4,549,932)   (32,836,344)    (12,502,115)    (86,921,900)
                                                                     -----------    -----------    ------------    ------------
  Net increase (decrease) . . . . . . . . . . . . . . . . . .          1,899,209    $13,662,774        (887,951)   $ (5,928,596)
                                                                     ===========    ===========    ============    ============
CLASS B
  Shares sold . . . . . . . . . . . . . . . . . . . . . . . .          5,601,269    $40,489,536       9,883,638    $ 69,070,960
  Shares issued to shareholders in
    reinvestment of distributions . . . . . . . . . . . . . .            437,969      3,157,512         600,041       4,173,148
                                                                     -----------    -----------    ------------    ------------
                                                                       6,039,238     43,647,048      10,483,679      73,244,108
  Less shares repurchased . . . . . . . . . . . . . . . . . .         (3,121,780)   (22,532,628)     (2,496,190)    (17,343,837)
                                                                     -----------    -----------    ------------    ------------
  Net increase  . . . . . . . . . . . . . . . . . . . . . . .          2,917,458    $21,114,420       7,987,489    $ 55,900,271
                                                                     ===========    ===========    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

------------------------------------------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                    YEAR ENDED MAY 31,
                                                          NOVEMBER 30, 1995 --------------------------------------------------
                                                            (UNAUDITED)       1995       1994        1993        1992        1991
                                                            -----------     --------   --------    --------    --------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period  . . . . . . . . . .   $   7.15      $   7.17   $   7.55    $   7.78    $   7.20    $  7.33
                                                              --------      --------   --------    --------    --------    -------
  Net Investment Income . . . . . . . . . . . . . . . . . .       0.38          0.64       0.68        0.71        0.80       0.93
  Net Realized and Unrealized Gain (Loss)
    on Investments, Foreign Currency Transactions
      and Financial Futures Contracts . . . . . . . . . . .       0.17         (0.02)     (0.33)      (0.22)       0.52      (0.13)
                                                              --------      --------   --------    --------    --------    -------
    Total from Investment Operations  . . . . . . . . . . .       0.55          0.62       0.35        0.49        1.32       0.80
                                                              --------      --------   --------    --------    --------    -------
  Less Distributions:
   Dividends from Net Investment Income . . . . . . . . . .      (0.38)        (0.55)     (0.58)+     (0.72)     (0.74)+     (0.93)
   Distributions in Excess of Net Investment Income . . . .         -             -       (0.05)         -          -           -
   Distributions from Capital Paid-in . . . . . . . . . . .         -          (0.09)     (0.10)         -          -           -
                                                              --------      --------   --------    --------   --------     -------
Total Distributions . . . . . . . . . . . . . . . . . . . .      (0.38)        (0.64)     (0.73)      (0.72)     (0.74)      (0.93)
                                                              --------      --------   --------    --------   --------     -------
Net Asset Value, End of Period  . . . . . . . . . . . . . .   $   7.32      $   7.15   $   7.17    $   7.55   $   7.78     $  7.20
                                                              ========      ========   ========    ========   ========     =======
Total Investment Return at Net Asset Value (c)  . . . . . .       7.30%(d)      9.33%     4.54%        6.81%     19.92%      12.31%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) . . . . . . . .   $349,782      $327,876  $335,261     $262,137   $153,568    $79,272
  Ratio of Expenses to Average Net Assets . . . . . . . . .       1.03%*        1.09%     1.32%        1.58%      1.69%      1.75%
  Ratio of Net Investment Income to Average Net Assets  . .       9.40%*        9.24%     8.71%        9.63%     10.64%     13.46%
  Portfolio Turnover Rate . . . . . . . . . . . . . . . . .         44%           55%       91%          97%        80%        60%

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: THE NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

FINANCIAL HIGHLIGHTS (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                                                                                    OCTOBER 4, 1993
                                                                                SIX MONTHS ENDED                    (COMMENCEMENT OF
                                                                                NOVEMBER 30, 1995     YEAR ENDED     OPERATIONS) TO
                                                                                  (UNAUDITED)        MAY 31, 1995     MAY 31, 1994
                                                                                  -----------        ------------     ------------
CLASS B
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . . .      $   7.15          $   7.17        $  7.58(a)
                                                                                     --------          --------        -------
  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .          0.36              0.60(b)        0.40
  Net Realized and Unrealized Gain (Loss) on Investments,
    Foreign Currency Transactions and Financial Futures Contracts . . . . . . .          0.16             (0.02)         (0.41)
                                                                                     --------          --------        -------
    Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . .          0.52              0.58          (0.01)
                                                                                     --------          --------        -------
  Less Distributions:
    Dividends from Net Investment Income  . . . . . . . . . . . . . . . . . . .         (0.35)            (0.52)         (0.32)
    Distributions in Excess of Net Investment Income  . . . . . . . . . . . . .            -                 -           (0.03)
    Distributions from Capital Paid-in  . . . . . . . . . . . . . . . . . . . .            -              (0.08)         (0.05)
                                                                                     --------          --------        -------
  Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (0.35)            (0.60)         (0.40)
                                                                                     --------          --------        -------
  Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . . . .      $   7.32          $   7.15        $  7.17
                                                                                     ========          ========        =======
  Total Investment Return at Net Asset Value (c)  . . . . . . . . . . . . . . .          6.93%(d)          8.58%         (0.22%)(d)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) . . . . . . . . . . . . . . . . . .      $159,164          $134,527        $77,691
  Ratio of Expenses to Average Net Assets . . . . . . . . . . . . . . . . . . .          1.71%*            1.76%          1.91%*
  Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . . .          8.72%*            8.55%          8.12%*
  Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . .            44%               55%            91%

  * On an annualized basis

 (a) Initial price at commencement of operations.
 (b) On average month end shares outstanding.
 (c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
 (d) Not annualized.

  + The dividend policy of the Fund was changed, effective August 1, 1991, from one which utilized daily dividend declarations to one which declares dividends monthly. Additionally, the dividend policy of the Fund was changed, effective October 1, 1993, from one which declared dividends monthly to daily dividend declarations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY STRATEGIC INCOME FUND ON NOVEMBER 30, 1995. IT'S DIVIDED INTO THREE MAIN
CATEGORIES: BONDS, COMMON AND PREFERRED STOCKS AND WARRANTS, AND SHORT-TERM INVESTMENTS. THE BONDS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUPS. UNDER EACH INDUSTRY GROUP IS A LIST OF THE BONDS OWNED BY THE FUND. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.


                                                                                                         PAR VALUE
                                                                              INTEREST         S&P        (000'S        MARKET
ISSUER, DESCRIPTION                                                             RATE         RATING**     OMITTED)      VALUE
-------------------                                                             ----         ------       -------       -----
BONDS
AEROSPACE (0.47%)
 *Howmet Corp., Sr Sub Notes 12-01-03 (R)  . . . . . . . . . . . . . . . . .   10.000%        B         $     500     $   515,000
  Rohr Inc., Sr Note 05-15-03  . . . . . . . . . . . . . . . . . . . . . . .   11.625         BB -          1,750       1,876,875
                                                                                                                      -----------
                                                                                                                        2,391,875
                                                                                                                      -----------
AIRLINES (1.91%)
 *Jet Equipment Trust, Equipment Trust 08-15-14 (R)  . . . . . . . . . . . .   10.910         BB+           1,500       1,628,850
  NWA, Inc., Note 08-01-96   . . . . . . . . . . . . . . . . . . . . . . . .    8.625         B+            5,000       5,025,000
 *Northwest Airlines, Inc., Sr Notes 12-31-00  . . . . . . . . . . . . . . .   12.092         B+            2,477       2,560,830
  USAfrica Airways Inc., Sr Note 05-31-99, (r) . . . . . . . . . . . . . . .   12.000         D             2,000         500,000
                                                                                                                      -----------
                                                                                                                        9,714,680
                                                                                                                      -----------
AUTOMOBILE/TRUCK (1.37%)
  Harvard Industries, Inc., Sr Note 07-15-04   . . . . . . . . . . . . . . .   12.000         B+            2,500       2,631,250
  JPS Automotive Products Corp., Sr Note 06-15-01  . . . . . . . . . . . . .   11.125         B             3,500       3,500,000
  Venture Holdings Trust, Sr Sub Note 04-01-04 . . . . . . . . . . . . . . .    9.750         B             1,000         845,000
                                                                                                                      -----------
                                                                                                                        6,976,250
                                                                                                                      -----------
BROADCASTING (2.08%)
  Australis Media Ltd., (Australia), Unit
  (Sr Sub Disc Note 05-15-03 and Warrant) (Y)  . . . . . . . . . . . . . . .     Zero         CCC           3,000       2,175,000
  Chancellor Broadcasting Co., Sr Sub Note 10-01-04  . . . . . . . . . . . .   12.500         B -           1,500       1,590,000
  Outlet Broadcasting Inc., Sr Sub Note 07-15-03 . . . . . . . . . . . . . .   10.875         B -           2,000       2,202,500
 *Scandinavian Broadcasting System, (Luxembourg), Sub Debs 08-01-05 (Y)  . .    7.250         B -           1,390       1,462,975
  SFX Broadcasting, Inc., Sr Sub Note 10-01-00   . . . . . . . . . . . . . .   11.375         B             3,000       3,172,500
                                                                                                                      -----------
                                                                                                                       10,602,975
                                                                                                                      -----------
BUILDING PRODUCTS (0.81%)
  P.T. Semen Cibinong, (Indonesia), Deb 12-15-98 (R), (Y)  . . . . . . . . .    9.000         B             3,000       3,060,000
  Tarkett International, (Germany), Sr Sub Note 03-01-02 (Y) . . . . . . . .    9.000         BBB -         1,000       1,060,000
                                                                                                                      -----------
                                                                                                                        4,120,000
                                                                                                                      -----------
CABLE TV (7.45%)
  Adelphia Communications Corp., Sr Note 05-15-02  . . . . . . . . . . . . .   12.500         B             3,000      2,970,000
 *American Telecasting, Unit (Sr Disc Note 08-15-05 and Warrant) (R) . . . .     Zero         CCC+          2,500      1,475,000
  Bell Cablemedia PLC, (United Kingdom), Sr Discount Note 07-15-04 (Y) . . .     Zero         BB -          4,000      2,740,000
  CF Cable TV Inc., (Canada), Sr Note 02-15-05 (Y) . . . . . . . . . . . . .   11.625         BB+           1,000      1,090,000
  Cablevision Systems Corp., Sr Sub Deb 04-01-23 . . . . . . . . . . . . . .    9.875         B             2,000      2,070,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund


                                                                                                             PAR VALUE
                                                                                        INTEREST     S&P     (000'S         MARKET
ISSUER, DESCRIPTION                                                                      RATE      RATING**  OMITTED)       VALUE
-------------------                                                                     --------   --------  ---------      ------

CABLE TV (CONTINUED)
  Comcast Corp., Sr Sub Deb 05-15-05 .................................................   9.375%       B +    $ 4,000     $ 4,180,000
 *Comcast UK Cable, (Bermuda), Debs 11-15-07 (Y) .....................................    Zero        B        2,500       1,437,500
  Diamond Cable Communications Co., (United Kingdom), Sr Discount Note 09-30-04 (Y) ..    Zero        B -      3,000       2,028,750
  Falcon Holdings Group, L.P., Payment-In-Kind Sr Sub Note 09-15-03 ..................  11.000        B -      3,716       3,567,815
 *Galaxy Telecom, L.P., Sr Sub Note 10-01-05 .........................................  12.375        B -      2,000       1,970,000
  International Cabletel, Sr Note 04-15-05 ...........................................    Zero        B        1,500         915,000
  Jones Intercable, Inc., Sr Sub Deb 07-15-04 ........................................  11.500        B+       3,000       3,330,000
  Le Groupe Videotron (Canada), Sr Note 02-15-05 (Y) .................................  10.625        BB+      1,250       1,321,875
 *Marcus Cable Co., Sr Disc Notes 12-15-05 ...........................................    Zero        B        2,000       1,260,000
  Rogers Cablesystems, (Canada), Sr Note 03-15-05 (Y) ................................  10.000        BB+      3,000       3,150,000
 *Telewest PLC, (United Kingdom), Debs 10-01-07 (Y) ..................................    Zero        BB       3,000       1,740,000
  Videotron Holdings PLC, (United Kingdom), Sr Discount Note 07-01-04 (Y) ............    Zero        B+       4,000       2,690,000
                                                                                                                          ----------
                                                                                                                          37,935,940
                                                                                                                          ----------

CHEMICALS (0.36%)
  NL Industries, Inc., Sr Note 10-15-03 ..............................................  11.750        B        1,750       1,855,000
                                                                                                                          ----------
COMPUTERS (1.58%)
  Computervision Corp., Sr Sub Note 08-15-99 .........................................  11.375        B -      4,000       4,200,000
 *Unisys Corp., Deb 07-01-97 .........................................................  13.500        BB -     4,000       3,840,000
                                                                                                                          ----------
                                                                                                                           8,040,000
                                                                                                                          ----------

CONTAINERS (0.97%)
  Crown Packaging Ltd., Sr Note 11-01-00 .............................................  10.750        B        2,000       1,905,000
  Stone Container Corp., Sr Note 10-01-04 ............................................  11.500        B+       3,000       3,030,000
                                                                                                                          ----------
                                                                                                                           4,935,000
                                                                                                                          ----------

COSMETICS & TOILETRIES (0.39%)
  Renaissance Cosmetics, Sr Note 08-15-01 ............................................  13.750        B -      2,000       1,990,000
                                                                                                                          ----------
DIVERSIFIED MANUFACTURING (0.57%)
 *Alpine Group, Inc., Sr Note 07-15-03 (R) ...........................................  12.250        B        3,000       2,910,000
                                                                                                                          ----------
ELECTRONICS (0.50%)
  Alliant Techsystems, Inc., Sr Sub Note 03-01-03 ....................................  11.750        B        1,375       1,505,625
  Tracor, Inc., Sr Sub Note 08-15-01 .................................................  10.875        B        1,000       1,030,000
                                                                                                                          ----------
                                                                                                                           2,535,625
                                                                                                                          ----------

FINANCE (1.11%)
  Norgeskreditt, (Norway), Foreign Corp Bond 06-19-96# ...............................  10.750        A       35,000       5,652,990
                                                                                                                          ----------
FOODS (0.20%)
  PMI Acquisition Corp., Sr Sub Note 09-01-03 ........................................  10.250        B        1,000       1,027,500
                                                                                                                          ----------
GOVERNMENTAL - FOREIGN (24.77%)
 *Government of Australia, (Australia), Government Bond 07-15-05# ....................   7.500        AAA     10,000       7,101,629
 *Government of New Zealand, (New Zealand), Government Bond 11-15-96# ................   9.000        AAA     10,000       6,597,161
 *Government of Poland, (Poland), Government Bond 10-27-24# ..........................   2.750        BB       5,000       2,175,000
  Kingdom of Denmark, (Denmark), Government Bond-Bullet 11-10-24# ....................   7.000        AAA     65,000      10,229,791
 *Kingdom of Denmark, (Denmark), Government Bond-Bullet 03-15-06# ....................   8.000        AAA     60,000      11,115,834
  Kingdom of Denmark, (Denmark), Government Bond-Bullet 11-15-96# ....................   9.000        AAA     25,000       4,624,008
 *Kingdom of Denmark, (Denmark), Government Bond-Bullet 11-15-98# ....................   9.000        AAA     30,000       5,799,588


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

                                                                                                     PAR VALUE
                                                                              INTEREST     S&P        (000'S           MARKET
ISSUER, DESCRIPTION                                                             RATE      RATING**   OMITTED)          VALUE
-------------------                                                           --------    --------   ---------       ---------

GOVERNMENTAL - FOREIGN (CONTINUED)
 *Kingdom of Norway, (Norway), Government Bond 01-31-99#.................       9.000%       AAA    $   30,000     $  5,171,064
  Kingdom of Spain, (Spain), Government Bond 04-15-96#...................      13.450        AAA     1,400,000       11,480,000
 *Kingdom of Spain, (Spain), Government Bond 03-25-00#...................      12.250        AAA       600,000        5,249,520
 *Kingdom of Spain, (Spain), Government Bond 08-30-98#...................      11.450        AAA       750,000        6,324,000
 *Kingdom of Sweden, (Sweden), Government Bond 01-21-99#.................      11.000        AAA        30,000        4,882,278
 *Mexican Cetes, (Mexico), Government Bond 12-14-95#.....................        Zero        BB+         3,000        3,904,734
  Republic of Brazil, (Brazil), Government Bond 04-15-24 (Y).............       4.250        B+         10,000        4,987,500
 *Republic of South Africa, (South Africa), Government Bond 02-28-05# ...      12.000        BBB        18,000        4,309,945
 *United Kingdom of Great Britain Treasury Gilts, (United Kingdom),
    Government Bond 08-06-97#............................................       7.000        AAA         3,000        4,645,949
 *United Kingdom Treasury, (United Kingdom), Government Bond 12-07-00#...       8.000        AAA         3,000        4,792,346
  United Kingdom of Great Britain Treasury Gilts, (United Kingdom),
    Government Bond 11-06-01#............................................       7.000        AAA         3,000        4,556,963
  United Kingdom of Great Britain Treasury Gilts, (United Kingdom),
    Government Bond 08-27-02#............................................       9.750        AAA         4,000        6,898,835
  United Kingdom of Great Britain Treasury Gilts, (United Kingdom),
    Government Bond 10-13-08#............................................       9.000        AAA         3,000        5,057,870
  United Mexican States Series A, (Mexico), Deb 12-31-19 (Y).............       6.250        BB          7,000        4,305,000
  United Mexican States Series B, (Mexico), Deb 12-31-19 (Y).............       6.250        BB          3,000        1,837,500
                                                                                                                    -----------
                                                                                                                    126,046,515
                                                                                                                    -----------

GOVERNMENTAL - FOREIGN AGENCY (1.99%)
 *Land & Agricultural Bank, (South Africa), Government Bond 11-15-96# ...      16.000        BBB        17,000        4,678,831
  Treasury Corp. of Victoria, (Australia), Government Bond 10-15-03#.....       8.250        AA          7,300        5,427,112
                                                                                                                    -----------
                                                                                                                     10,105,943
                                                                                                                    -----------

GOVERNMENTAL - U.S. (8.39%)
  United States Treasury, Bond 02-15-16++ ...............................       9.250        AAA        11,000       14,808,750
  United States Treasury, Bond 08-15-19++ ...............................       8.125        AAA         5,500        6,752,130
  United States Treasury, Note 05-15-01++ ...............................       8.000        AAA        19,000       21,134,460
                                                                                                                    -----------
                                                                                                                     42,695,340
                                                                                                                    -----------

GOVERNMENTAL - U.S. AGENCIES (0.32%)
  Federal Home Loan Mortgage Corp., Remic 44-E 11-15-19 .................       9.000        AAA        1,334         1,395,734
  Federal National Mortgage Association, Multicurrency
    PERLS 07-10-96+ (r) .................................................      11.450        AAA          500           146,250
  Student Loan Marketing Association, Multicurrency PERLS 11-19-96+ (r) .      10.000        AAA          500            75,000
                                                                                                                    -----------
                                                                                                                      1,616,984
                                                                                                                    -----------

INSURANCE (0.77%)
  American Life Holding Co., Sr Sub Note 09-15-04 .......................      11.250        BB -       1,000         1,060,000
  Bankers Life Holdings Corp., Sr Sub Note Ser B 11-01-02 ...............      13.000        BB -       2,500         2,850,000
                                                                                                                    -----------
                                                                                                                      3,910,000
                                                                                                                    -----------

LEASING (0.30%)
  Scotsman Group, Sr Sec Note 12-15-00 ..................................       9.500        BB -       1,500         1,507,500
                                                                                                                    -----------
LEATHER (0.25%)
  United States Leather, Inc., Sr Note 07-31-03 .........................      10.250        B -        1,500         1,260,000
                                                                                                                    -----------
LEISURE & RECREATION (3.63%)
  Act III Theatres, Inc., Sr Sub Note 02-01-03 ..........................      11.875        B -        1,550         1,658,500
  Bally's Grand, 1st Mtg Note Ser B 12-15-03 ............................      10.375        BB         3,000         3,007,500
  GB Property Funding, 1st Mtg Note 01-15-04 ............................      10.875        B+         3,000         2,595,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

                                                                                                       PAR VALUE
                                                                              INTEREST     S&P         (000'S            MARKET
ISSUER, DESCRIPTION                                                             RATE      RATING**     OMITTED)           VALUE
-------------------                                                           --------    --------     ---------        ---------

LEISURE & RECREATION (CONTINUED)
  *Hollywood Casino Corp., Sr Note 11-01-03  . . . . . . . . . . . . . .        12.750%      B+       $     3,000      $  2,760,000
  *Mohegan Tribal Gaming Authority, Sr Note 11-15-02 (R) . . . . . . . .        13.500       B              1,400         1,505,000
  *Showboat, Inc. Sr Sub Note 08-01-09 . . . . . . . . . . . . . . . . .        13.000       B              3,000         3,330,000
   Station Casinos, Inc., Sr Sub Note 06-01-03 . . . . . . . . . . . . .         9.625       B+             2,000         1,940,000
   Stratosphere Corp., 1st Mtg Note 05-15-02 . . . . . . . . . . . . . .        14.250       B              1,500         1,687,500
                                                                                                                        -----------
                                                                                                                         18,483,500
                                                                                                                        -----------

MEDIA (0.90%)
   News America Holdings, Inc., (Australia), Deb 02-07-14# . . . . . . .         8.625       BBB            7,000         4,592,490
                                                                                                                        -----------
METALS (2.14%)
   Easco Corp., Sr Note 03-15-01 . . . . . . . . . . . . . . . . . . . .        10.000       B              3,000         2,940,000
   Horsehead Industries, Inc., Sub Note 06-01-99 . . . . . . . . . . . .        14.000       CCC -          3,500         3,570,000
   Kaiser Aluminum, Sr Sub Note 02-01-03 . . . . . . . . . . . . . . . .        12.750       B -            4,000         4,380,000
                                                                                                                        -----------
                                                                                                                         10,890,000
                                                                                                                        -----------

OFFICE EQUIPMENT & SUPPLIES (0.43%)
  *United Stationer Supply, Sr Sub Note 05-01-05 . . . . . . . . . . . .        12.750       B -            2,000         2,170,000
                                                                                                                        -----------
OIL & GAS (2.52%)
   Dual Drilling Co., Sr Sub Note 01-15-04 . . . . . . . . . . . . . . .         9.875       B -            1,000           950,000
   Falcon Drilling Company Inc., Sr Sub Note 03-15-05  . . . . . . . . .        12.500       B              1,500         1,620,000
   Mobil North Sea, Inc., (United Kingdom), Foreign Corp
    Bond 07-15-99# . . . . . . . . . . . . . . . . . . . . . . . . . . .         9.625       AA             1,000         1,640,717
   Petroleum Heat & Power Company, Inc., Sub Deb 02-01-05  . . . . . . .        12.250       B+             3,000         3,307,500
  *TransTexas Gas Corp., Sr Note 06-15-02  . . . . . . . . . . . . . . .        11.500       BB -           3,000         3,097,500
   Wilrig AS, (Norway), Sr Sec Note 03-15-04 (Y) . . . . . . . . . . . .        11.250       B              2,000         2,180,000
                                                                                                                        -----------
                                                                                                                         12,795,717
                                                                                                                        -----------

PAPER (2.44%)
  *APP International Finance Co., (Indonesia), Company
     Guaranty 10-01-05 (Y) . . . . . . . . . . . . . . . . . . . . . . .        11.750       BB               750           742,500
   Data Documents Inc., Sr Note 07-15-02 . . . . . . . . . . . . . . . .        13.500       B+             1,435         1,556,975
  *Indah Kiat International Finance, (Indonesia), Company
     Guaranty 06-15-06 (Y) . . . . . . . . . . . . . . . . . . . . . . .        12.500       BB             6,000         6,060,000
   SD Warren Co., Sr Sub Note 12-15-04 . . . . . . . . . . . . . . . . .        12.000       B+             2,000         2,210,000
  *Williamhouse-Regency, Sr Sub Note 11-15-05 (R)  . . . . . . . . . . .        13.000       B -            1,800         1,858,500
                                                                                                                        -----------
                                                                                                                         12,427,975
                                                                                                                        -----------

PIPELINE (0.54%)
  *Columbia Gas System, Notes Ser A 11-28-00 . . . . . . . . . . . . . .         6.390       BBB              395           397,591
  *Columbia Gas System, Notes Ser B 11-28-02 . . . . . . . . . . . . . .         6.610       BBB              394           397,558
  *Columbia Gas System, Notes Ser C 11-28-05 . . . . . . . . . . . . . .         6.800       BBB              394           398,208
  *Columbia Gas System, Notes Ser D 11-28-07 . . . . . . . . . . . . . .         7.050       BBB              394           392,727
  *Columbia Gas System, Notes Ser E 11-28-10 . . . . . . . . . . . . . .         7.320       BBB              394           395,040
  *Columbia Gas System, Notes Ser F 11-28-15 . . . . . . . . . . . . . .         7.420       BBB              394           391,538
  *Columbia Gas System, Notes Ser G 11-28-25 . . . . . . . . . . . . . .         7.620       BBB              394           391,045
                                                                                                                        -----------
                                                                                                                          2,763,707
                                                                                                                        -----------

POLLUTION CONTROL (0.45%)
   ICF Kaiser International, Sr Sub Note 12-31-03  . . . . . . . . . . .        12.000       B -            2,500         2,300,000
                                                                                                                        -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

                                                                                                       PAR VALUE
                                                                              INTEREST     S&P         (000'S            MARKET
ISSUER, DESCRIPTION                                                             RATE      RATING**     OMITTED)           VALUE
-------------------                                                           --------    --------     ---------        ---------

PRECIOUS METALS/JEWELRY (0.58%)
  Finlay Fine Jewelry, Sr Note 05-01-03 . . . . . . . . . . . . . . . .        10.625%    B           $   3,000      $  2,962,500
                                                                                                                     ------------
RETAIL (2.75%)
 *Apparel Retailer, Deb Ser B 08-15-05  . . . . . . . . . . . . . . . .          Zero     B -             3,960         2,415,600
 *Apparel Ventures, Sr Note 12-31-00  . . . . . . . . . . . . . . . . .        12.250     B -             1,350         1,059,750
 *Decorative Home Accents, Unit (Sr Note 06-30-02 and
    Class F Common Stock) (R) . . . . . . . . . . . . . . . . . . . . .        13.000     B -             1,000         1,000,000
  Petro PSC Properties, Sr Note 06-01-02  . . . . . . . . . . . . . . .        12.500     B               2,500         2,493,750
  Specialty Retailers, Inc., Sr Sub Note 08-15-03 . . . . . . . . . . .        11.000     B -             3,000         2,730,000
  Thrifty Payless, Inc., Sr Sub Note 04-15-04 . . . . . . . . . . . . .        12.250     B -             4,000         4,270,000
                                                                                                                     ------------
                                                                                                                       13,969,100
                                                                                                                     ------------

REFINING (0.89%)
  Transamerican Refining Corp., Unit (1st Mtg Note
    02-15-02 and Warrant) . . . . . . . . . . . . . . . . . . . . . . .        16.500     B -             2,000         2,120,000
  Wainoco Oil Corp., Sr Note 08-01-02 . . . . . . . . . . . . . . . . .        12.000     B -             2,500         2,412,500
                                                                                                                     ------------
                                                                                                                        4,532,500
                                                                                                                     ------------

STEEL (3.62%)
  AK Steel Corp., Sr Note 04-01-04  . . . . . . . . . . . . . . . . . .        10.750     BB -            2,000         2,210,000
  Acme Metals, Inc., Sr Note 08-01-02 . . . . . . . . . . . . . . . . .        12.500     B               3,000         2,947,500
 *GS Technologies Operating Co., Inc., Sr Note 10-01-05   . . . . . . .        12.250     B               2,000         1,985,000
  Inland Steel Industries, Inc., Note 12-15-02  . . . . . . . . . . . .        12.750     B+              2,000         2,222,500
  WCI Steel Inc., Sr Note Ser B 03-01-02  . . . . . . . . . . . . . . .        10.500     B+              3,000         2,876,250
 *Weirton Steel Corp., Sr Note 06-01-05   . . . . . . . . . . . . . . .        10.750     B               3,650         3,394,500
  Wheeling-Pittsburgh Steel Corp., Sr Note 11-15-03 . . . . . . . . . .         9.375     BB -            3,000         2,790,000
                                                                                                                     ------------
                                                                                                                       18,425,750
                                                                                                                     ------------

TELECOMMUNICATIONS (3.13%)
 *A+ Network, Inc., Sr Sub Note 11-01-05  . . . . . . . . . . . . . . .        11.875     CCC+            2,000         2,005,000
 *Comunicacion Cellular, (Colombia), Unit (Sr Deferred
    Bond 11-15-03 and Warrant) (Y) (R)  . . . . . . . . . . . . . . . .          Zero     B+              3,250         1,746,875
 *Dictaphone Corp., Sr Sub Note 08-01-05  . . . . . . . . . . . . . . .        11.750     B -             2,500         2,437,500
 *Echostar Communications, Unit (Sr Disc Note 06-01-04 and Warrants). .          Zero     B -             4,000         2,760,000
  MFS Communications, Sr Note, Stepped Coupon (9.375%, 1-15-99)
    01-15-04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          Zero     B               2,400         1,857,000
  Nextel Communications, Inc. Sr Discount Note 08-15-04 . . . . . . . .          Zero     CCC -           6,000         3,105,000
 *Winstar Communications, Unit (2 Sr Disc Notes and 1 Conv Sr Sub
    Disc Note 10-15-05) (R) . . . . . . . . . . . . . . . . . . . . . .          Zero     B -             1,300         2,015,000
                                                                                                                     ------------
                                                                                                                       15,926,375
                                                                                                                     ------------

TEXTILES (0.71%)
  CMI Industries, Inc., Sr Sub Note 10-01-03  . . . . . . . . . . . . .         9.500     B+              2,000         1,710,000
  Dan River, Inc., Sr Sub Note 12-15-03 . . . . . . . . . . . . . . . .        10.125     B               2,000         1,900,000
                                                                                                                     ------------
                                                                                                                        3,610,000
                                                                                                                     ------------

TRUCKING/FREIGHT (0.82%)
  TNT Transport PLC/TNT USA, Sr Note 04-15-04 . . . . . . . . . . . . .        11.500     B+              4,000         4,170,000
                                                                                                                     ------------
UTILITIES (1.62%)
 *CE Casecnan Water & Energy, (Philippines), Sr Notes 11-15-05 (Y)  . .        11.450     BB              2,000         2,012,500
  Calpine Corp., Sr Note 02-01-04 . . . . . . . . . . . . . . . . . . .         9.250     B               2,000         1,770,000
  Cleveland Electric Illuminating Co., 1st Mtg Note 05-15-05  . . . . .         9.500     BB              2,625         2,697,188
  Midland Cogeneration Venture, Deb 07-23-02  . . . . . . . . . . . . .        10.330     BB -            1,732         1,809,588
                                                                                                                     ------------
                                                                                                                        8,289,276
                                                                                                                     ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

                                                                                                       PAR VALUE
                                                                              INTEREST     S&P         (000'S            MARKET
ISSUER, DESCRIPTION                                                             RATE      RATING**     OMITTED)           VALUE
-------------------                                                           --------    --------     ---------        ---------

VEHICLE MANUFACTURER (1.51%)
  Am General Corp., Sr Note 05-01-02  . . . . . . . . . . . . . . . . .        12.875%    B+         $    2,000      $  2,020,000
  Fruehauf Trailer Corp., Sr Sec Note 04-30-02  . . . . . . . . . . . .        14.750     B -             3,791         3,800,478
 *Johnstown America Industries, Inc., Sr Sub Note 08-15-05  . . . . . .        11.750     B               2,000         1,840,000
                                                                                                                     ------------
                                                                                                                        7,660,478
                                                                                                                     ------------

OTHER (0.18%)
  Collateralized Mortgage Obligation, Trust 63, Class D 04-20-97  . . .         9.000     Aaa               932           931,268
                                                                                                                     ------------
                                                                          TOTAL BONDS
                                                                   (Cost $426,283,470)                   (85.42%)     434,730,753
                                                                                                         ------       ------------


                                                                                                       NUMBER OF SHARES
                                                                                                       UNITS OR WARRANTS
                                                                                                       -----------------
COMMON AND PREFERRED STOCKS AND WARRANTS
  Apparel Ventures Inc., Warrants (r) ...............................................................       1,500              7,500
  California Federal Bank, 10.625% Ser B Pref Stock .................................................       6,667            725,036
 *Columbia Gas System, 5.22% Convertible Pref Stock  ................................................      11,473            454,618
 *Columbia Gas System, 7.89% Pref Stock  ............................................................      18,734            456,641
  Credit Lyonnais Capital S.C.A., American Depositary Shares, 9.50% Ser DTC Pref Stock (R) ..........     100,000          2,482,500
 *Data Documents, Warrants  .........................................................................       2,000            170,000
  Finlay Enterprises, Inc., Common Stock*** .........................................................       4,000             63,000
  First Nationwide Bank, 11.50% Pref Stock ..........................................................       5,000            557,500
  Grand Union Holdings Corp., 12.00% Ser C Pref Stock*** ............................................       8,500                  0
  Greater New York Savings Bank, Inc., 12.00% Ser B Pref Stock ......................................      80,000          2,240,000
  ICF Kaiser International, Inc., Warrants (r)*** ...................................................      12,000              6,000
  K-III Communications Corp., $2.875 Sr Pref Stock ..................................................      60,000          1,620,000
  Lasmo PLC , 10.00% Ser A Pref Stock ...............................................................      50,000          1,231,250
  Maxus Energy Corp., $2.50 Pref Stock ..............................................................      40,000          1,015,000
  Northwest Airlines Corp., Cl A, Common Stock*** ...................................................     173,000          8,714,875
  Panamsat Corp., 12.75% Pref Stock .................................................................       1,859          2,063,490
  Petro PSC Properties, LP, Warrants (r) ............................................................       2,000             64,000
 *Qantas Airways Ltd., American Depository Shares (ADS) (R)  ........................................      13,800            232,875
  Renaissance Cosmetics, Warrants ...................................................................       4,000             90,000
  St Johnsbury Trucking Co Inc., Common Stock (r)*** ................................................      47,224                472
  Sun Carriers Inc., Common Stock (r)*** ............................................................     195,600              1,956
  TLC Beatrice International Holdings, Common Stock (Class A) (r) ...................................      20,000          1,000,000
  Thrifty Payless Holdings, Common Stock (Class C) (r)*** ...........................................      38,000            161,500
  TransTexas Gas Corp., Common Stock*** .............................................................      10,000            160,000
 *UAL Corp., Common Stock***  .......................................................................       9,577          2,003,987
  UAL Corp., 12.25% Ser B Pref Stock ................................................................     280,000          8,890,000
  USAfrica Airways Inc., Warrants (r)*** ............................................................     388,056                  0
  Valero Energy Corp., $3.125, Pref Stock ...........................................................      25,000          1,337,500
                                                                                                                          ----------
                                             TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
                                                                         (Cost $28,287,201)                 (7.02%)       35,749,700
                                                                                                                          ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

                                                                                                      PAR VALUE
                                                                                       INTEREST       (000'S           MARKET
ISSUER, DESCRIPTION                                                                      RATE         OMITTED)          VALUE
-------------------                                                                    --------       ---------       ---------

SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (3.93%)
 Investment in a joint repurchase agreement transaction with
   SBC Capital Markets - Dated 11-30-95, Due 12-01-95 (secured by
   U.S. Treasury Bonds, 7.25% Due 05-15-16) . . . . . . . . . . . . . . . . . . . .    5.91%        $20,002        $ 20,002,000
                                                                                                                   ------------
CORPORATE SAVINGS ACCOUNT (0.01%)
 Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 5.25% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                      25,960
                                                                                                                   ------------
                                                 TOTAL SHORT TERM INVESTMENTS                         (3.94%)        20,027,960
                                                                                                    -------        ------------
                                                            TOTAL INVESTMENTS                        (96.38%)      $490,508,413
                                                                                                    =======        ============


  * Securities, other than short-term investments, newly added to the portfolio during the period ended November 30, 1995.
 ** Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.
***  Non-income producing security.
  + Principal Exchange Rate Linked Securities (PERLS). PERLS are debt instruments that are denominated in U.S. dollars and pay interest in U.S. dollars, but whose principal repayments are linked to the performance of the U.S. dollar versus a foreign currency. If the foreign currency gains value against the U.S. dollar when the PERLmatures, redemption will be at a premium. The redemption will be at a discount if the foreign dollar loses value against the U.S. dollar. As of 11/30/95, the Fund has PERLS with a total cost of $1,022,850 and a total value of $221,250, or 0.04% of the Fund's total net assets.
 ++ U.S. Treasury Securities with a value of $42,695,340 owned by the Fund were designated as margin deposits for future contracts at November 30, 1995.
  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.
(R) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note A of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $20,429,600 as of November 30, 1995.
(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U.S. dollar denominated.
(r) Direct placement securities are restricted to resale. They have been valued at fair value by the Trustees after considerations of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.


     Additional information on each restricted security is as follows:


                                                                                                     VALUE AS A
                                                                                                     PERCENTAGE
                                                                          ACQUISITION   ACQUISITION   OF FUND'S      VALUE AT
                                                                             DATE           COST      NET ASSETS   NOVEMBER 30,1995
                                                                          -----------  ------------  -----------   ----------------
     Apparel Ventures, Warrants .........................................  10-27-94    $    1,125       0.00%            $7,500
     Federal National Mortgage Association, Multicurrency
       PERLS 07-10-96 ...................................................  11-05-91       522,850       0.03            146,250
     ICF Kaiser International, Inc., Warrants ...........................  01-04-94        15,000       0.00              6,000
     Petro PSC Properties, LP, Warrants .................................  05-17-94        73,140       0.01             64,000
     St. Johnsbury Trucking Co., Inc., Common Stock .....................  01-19-93     1,301,659       0.00                472
     Student Loan Marketing Association, Multicurrency PERLS 11-19-96 ...  11-05-91       500,000       0.01             75,000
     Sun Carriers Inc., Common Stock ....................................  11-23-88       218,247       0.00              1,956
     TLC Beatrice International Holdings, Common Stock (Class A) ........  11-25-87     1,006,000       0.20          1,000,000
     Thrifty Payless Holdings, Common Stock (Class C) ...................  07-22-94       213,334       0.03            161,500
     USAfrica Airways Inc., Sr Note 05-31-99 ............................  10-13-94     2,000,000       0.10            500,000
     USAfrica Airways Inc., Warrants ....................................  10-13-94             0       0.00                  0

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund


PORTFOLIO CONCENTRATION (Unaudited)
--------------------------------------------------------------------------------

THE STRATEGIC INCOME FUND INVESTS PRIMARILY IN SECURITIES ISSUED IN THE UNITED STATES OF AMERICA. THE PERFORMANCE OF THIS FUND IS CLOSELY TIED TO THE ECONOMIC AND FINANCIAL CONDITIONS WITHIN THE COUNTRIES IT INVESTS. THE CONCENTRATION OF INVESTMENTS BY INDUSTRY CATEGORY FOR INDIVIDUAL SECURITIES HELD BY THE FUND IS SHOWN IN THE SCHEDULE OF INVESTMENTS.

IN ADDITION, CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS COUNTRIES. THE TABLE BELOW SHOWS THE PERCENTAGES OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 ASSIGNED TO COUNTRY CATEGORIES.

                                                                            MARKET VALUE
                                                                           AS A PERCENTAGE
                                                                              OF FUND'S
COUNTRY DIVERSIFICATION:                                                      NET ASSETS
-----------------------                                                    ---------------
    Australia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.84%
    Bermuda . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.28
    Brazil  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.98
    Canada  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.09
    Colombia  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.34
    Denmark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6.24
    Germany . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.21
    Indonesia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.94
    Luxembourg  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.29
    Mexico  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.97
    New Zealand . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.30
    Norway  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2.55
    Philippines . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40
    Poland  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.43
    South Africa  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.77
    Spain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4.53
    Sweden  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.96
    United Kingdom  . . . . . . . . . . . . . . . . . . . . . . . . . . .       7.23
    United States . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60.03
                                                                               -----
                                                        TOTAL INVESTMENTS      96.38%
                                                                               =====


ADDITIONALLY, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY THE QUALITY RATING FOR EACH DEBT SECURITY.


                                                                            MARKET VALUE
                                                                           AS A PERCENTAGE
                                                                              OF FUND'S
QUALITY DISTRIBUTION:                                                        NET ASSETS
---------------------                                                      ---------------
    AAA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29.43%
    AA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.39
    A   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.11
    BAA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.42
    BA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11.68
    B   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35.87
    CAA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2.42
    D   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.10
                                                                               -----
                                                              TOTAL BONDS      85.42%
                                                                               =====


                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund

(UNAUDITED)
NOTE A-
ACCOUNTING POLICIES

John Hancock Strategic Series (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series of portfolios: John Hancock Strategic Income Fund (the "Fund"), John Hancock Utilities Fund and John Hancock Independence Diversified Core Equity Fund.

    The Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below. The Fund may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. For Federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are capital gains and losses for accounting purposes. The Fund has $36,343,494 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows:
May 31, 1998 -- $2,471,816, May 31, 1999 -- $13,103,961, May 31, 2002 --
$454,810 and May 31, 2003 -- $20,312,907. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses of $1,474,240 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day (June 1, 1995) of the Fund's current taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is

                         NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund


recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

     Open foreign currency forward sell contracts at November 30, 1995 were as follows:


                            PRINCIPAL AMOUNT       EXPIRATION             UNREALIZED
CURRENCY:                   COVERED BY CONTRACT       MONTH      APPRECIATION(DEPRECIATION)
--------                    -------------------    ----------    --------------------------
GERMAN MARK                     43,247,000         DECEMBER 95          $ (337,190)
GERMAN MARK                     43,509,000          JANUARY 96             654,640
GERMAN MARK                     63,131,000         FEBRUARY 96           1,065,483
NEW ZEALAND DOLLAR              10,300,000         FEBRUARY 96             (26,333)
                                                                       -----------
                                                                        $1,356,600
                                                                       ===========


FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m. London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of

                         NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund


assets and liabilities other than investments in securities resulting from changes in the exchange rate.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

    The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

    The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

    Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

    At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

    There were no written option transactions for the period ended November 30, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

    When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

    For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

    At November 30, 1995, open positions in financial futures contracts were as follows:

                                                                   UNREALIZED
EXPIRATION              OPEN CONTRACTS          POSITION          APPRECIATION
----------              --------------          --------          ------------
MARCH, 1996          300 U.S. TREASURY BOND       LONG              $440,625
                                                                    ========


    At November 30, 1995, the Fund has deposited in a segregated account $11,000,000 par value of U.S. Treasury Bond, 9.250%,

                         NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Strategic Income Fund



02-15-16, $3,000,000 par value of U.S. Treasury Bond, 8.125%, 08-15-19 and
$19,000,000 par value of U.S. Treasury Note, 8.000%, 5-15-01, to cover margin requirements on open financial futures contracts.

DISCOUNTS ON SECURITIES The Fund accretes discounts from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

NOTE B  --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000, and (e)
0.30% of the Fund's average daily net asset value in excess of $650,000,000.

    In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

    The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended November 30, 1995, JH Funds received net sales charges of $756,427 with regard to sales of Class A shares. Out of this amount, $89,911 was retained and used for printing of prospectuses, advertising, sales literature and other purposes, $254,900 was paid as sales commissions and service fees to unrelated broker-dealers and $411,616 was paid as sales commissions and service fees to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

    Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1995, contingent deferred sales charges received by JH Funds amounted to $228,861.

    In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

    The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to October 1, 1995, the Fund paid transfer agent fees as a class specific expense based on the number of shareholder accounts and certain out-of-pocket expenses. For the four months ended September 30, 1995 the transfer expense, calculated as a class specific expense, was $232,215 for Class A and $82,235 for Class B, respectively. Effective October 1, 1995,

                         NOTES TO FINANCIAL STATEMENTS

                   JOHN HANCOCK FUNDS - STRATEGIC INCOME FUND


transfer agent expense is being treated as a fund expense based on the number of shareholder accounts and certain out-of-pocket expenses.

    Messrs. Edward J. Boudreau, Jr. and Richard S. Scipione are directors and officers of the Adviser and its affiliates, as well as Trustees of the Fund. The Adviser owns 10,000 shares of beneficial interest in the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

NOTE C  --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of securities, other than obligations of the U.S. government and its agencies and short-term investments, during the period ended November 30, 1995, aggregated $226,596,580 and $207,724,008, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies during the period ended November 30, 1995, aggregated none and $7,253,203 respectively.

    The cost of investments owned at November 30, 1995 (including the joint repurchase agreement), for Federal income tax purposes was $474,572,671. Gross unrealized appreciation and depreciation of investments aggregated $34,948,881 and $19,039,099, respectively, resulting in net unrealized appreciation of $15,909,782.

                                     NOTES

                   JOHN HANCOCK FUNDS - STRATEGIC INCOME FUND

                                     NOTES

                   JOHN HANCOCK FUNDS - STRATEGIC INCOME FUND

[LOGO] JOHN HANCOCK FUNDS                                           Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FUND                               U.S. Postage
101 Huntington Avenue Boston, MA 02199-7603                           PAID
                                                                  Brockton, MA
                                                                  Permit No. 582


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This report is for the information of shareholders of the John Hancock Strategic Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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